SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Currency exchange rate, balance sheet application	6.1807	6.3197	6.1807	6.3197	6.3090
Currency exchange rate, statement of operations application	6.1807	6.3101	6.1807	6.3255	6.3079
Allowance for doubtful accounts	$ 201,000		$ 201,000		$ 222,000
Inventories, net	9,385,000		9,385,000		11,152,000
Reserved vehicle inventory	789,542		789,542
Funds diverted from company	93,320		93,320
Diverted funds			116,090
Recovery of diverted funds			22,770
Impairment losses	$ 0		$ 0		$ 2,560,000
EPA License [Member]
Significiant Accounting Policies [Line Items]
Estimated useful life			7 years
Customer Relationships [Member]
Significiant Accounting Policies [Line Items]
Estimated useful life			8 years 6 months
Developments [Member]
Significiant Accounting Policies [Line Items]
Estimated useful life			7 years
Machinery and equipment [Member] | Minimum [Member]
Significiant Accounting Policies [Line Items]
Estimated useful lives			5 years
Machinery and equipment [Member] | Maximum [Member]
Significiant Accounting Policies [Line Items]
Estimated useful lives			10 years
Computer equipment and software [Member] | Minimum [Member]
Significiant Accounting Policies [Line Items]
Estimated useful lives			3 years
Computer equipment and software [Member] | Maximum [Member]
Significiant Accounting Policies [Line Items]
Estimated useful lives			5 years
Office furniture and equipment [Member]
Significiant Accounting Policies [Line Items]
Estimated useful lives			5 years
Vehicles [Member]
Significiant Accounting Policies [Line Items]
Estimated useful lives			5 years
Leasehold improvements [Member]
Significiant Accounting Policies [Line Items]
Estimated useful lives			10 years
Buildings and improvements [Member] | Minimum [Member]
Significiant Accounting Policies [Line Items]
Estimated useful lives			20 years
Buildings and improvements [Member] | Maximum [Member]
Significiant Accounting Policies [Line Items]
Estimated useful lives			30 years
Land Use Rights [Member]
Significiant Accounting Policies [Line Items]
Estimated useful life			50 years